                                                                                                January 29, 2013

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:       General Municipal Money Market Funds, Inc.

            File No.: 811-3481

Dear Sir or Madam:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended November 30, 2012.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-6903.

                                                                                    Sincerely,

                                                                                    /s/ Benedetto E. Frosina

                                                                                    Benedetto E. Frosina

                                                                                    Paralegal

BF

Enclosure